JOHN HANCOCK FUNDS III

601 Congress Street

Boston, Massachusetts 02210

June 27, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 56 to its Registration Statement under the 1940 Act (“Amendment No. 54”).

Amendment No. 54 is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to become effective on August 26, 2014. The purpose of this filing is to register new classes of John Hancock International Value Equity Fund and John Hancock Strategic Growth Fund, each a separate series of the Trust.

If you have any questions or comments, please call me at 617-663-4326.

Sincerely,

/s/ Andrew D. Wilkins

Andrew D. Wilkins

Assistant Secretary